Note 11 - Revenue Recognition - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Net sales	$ 17,329,163	$ 16,941,378	$ 19,619,536	$ 18,283,675	$ 20,055,750	$ 17,382,640	$ 17,200,578	$ 14,440,295	$ 72,173,752	$ 69,079,263	$ 59,136,294
UNITED STATES
Net sales									59,062,858	58,415,280	48,537,091
Non-US [Member]
Net sales									$ 13,110,894	$ 10,663,983	$ 10,599,203